Revenue - Schedule of contract balances (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Revenue
Trade accounts receivables	€ 31,127,559	€ 26,377,820	€ 25,224,456
Contract liabilities	1,021,095	190,154		€ 334,123
Contract assets	2,123,884
Assets recognized from costs to fulfill contract	€ 2,183,536	€ 237,347